RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
State-owned enterprises
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, and consultant expenses
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, consultant expenses, medical expenses, and financing
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, and loan
PT Perusahaan Listrik Negara (Persero) (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electrical utility expenses
Indonesia Financial Group	Entity under common control	Property and equipment insurance expenses and personal insurance expenses
Bahana TCW	Entity under common control	Mutual funds
Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
BTN	Entity under common control	Cash in bank and time deposits
BSI	Entity under common control	Cash in bank, time deposits, and loan
PT Omni Inovasi Indonesia Tbk. (“Omni Inovasi Indonesia”)	Associated company	Distribution of SIM cards and pulse reload voucher
PT Fintek Karya Nusantara (“Finarya”)	Associated company	Marketing expenses and distribution of SIM cards and pulse reload voucher
Indonusa	Associated company	Internet and data service revenues and other telecommunication service revenues
PT Kereta Cepat Indonesia China (“KCIC”)	Other related entity	Other telecommunication service revenues
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2022		2023		2024
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority stockholder
Ministry of Finance	199	0.14	174	0.12	234	0.16
Entities under common control
Government agencies	3,029	2.06	3,235	2.17	2,506	1.67
Indosat	1,923	1.31	2,195	1.47	2,209	1.47
MoCI	791	0.54	516	0.35	884	0.59
BNI	493	0.33	509	0.34	531	0.35
Pertamina	752	0.51	755	0.51	488	0.33
Bank Mandiri	180	0.12	156	0.10	308	0.21
BRI	104	0.07	190	0.13	228	0.15
Others (each below Rp100 billion)	1,426	0.98	1,006	0.67	430	0.29
Sub-total	8,698	5.92	8,562	5.74	7,584	5.06
Associated companies	6	0.00	8	0.01	0	0.00
Other related entities
KCIC	—	—	87	0.06	357	0.24
Others	52	0.04	43	0.03	47	0.03
Sub-total	52	0.04	130	0.09	404	0.27
Total	8,955	6.10	8,874	5.96	8,222	5.49

	2022		2023		2024
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses
Entities under common control
MoCI	9,965	9.82	10,300	9.88	10,689	9.94
PLN	2,473	2.44	2,602	2.50	2,779	2.58
Indosat	537	0.53	566	0.54	644	0.60
Indonesia Financial Group	296	0.29	198	0.19	183	0.17
Government agencies	179	0.18	144	0.14	114	0.11
BNI	—	—	143	0.14	112	0.10
Others (each below Rp100 billion)	229	0.23	381	0.36	150	0.14
Sub-total	13,679	13.49	14,334	13.75	14,671	13.64
Associated companies
Finarya	110	0.11	126	0.12	109	0.10
Others	37	0.04	0	0.00	0	0.00
Sub-total	147	0.15	126	0.12	109	0.10
Other related entities
Padi UMKM	626	0.62	561	0.54	508	0.47
Others	98	0.10	94	0.09	77	0.07
Sub-total	724	0.72	655	0.63	585	0.54
Total	14,550	14.36	15,115	14.50	15,365	14.28

	2022		2023		2024
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Entities under common control
State-owned banks	459	52.28	312	29.41	371	27.14
Government agencies	16	1.82	56	5.28	58	4.24
Total	475	54.10	368	34.69	429	31.38

	2022		2023		2024
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	10	0.25	5	0.11	1	0.02
Entities under common control
State-owned banks	1,004	24.63	1,111	23.68	1,329	25.45
Sarana Multi Infrastruktur	109	2.67	74	1.58	8	0.15
Sub-total	1,113	27.30	1,185	25.26	1,337	25.60
Total	1,123	27.55	1,190	25.37	1,338	25.62

	2022		2023		2024
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenue
Distribution of SIM card and voucher
Associated companies
Omni Inovasi Indonesia	981	0.67	467	0.31	371	0.25
Finarya	141	0.10	159	0.11	100	0.07
Total	1,122	0.77	626	0.42	471	0.32

	2023		2024
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment
Entities under common control	64	0.19	29	0.12
Total	64	0.19	29	0.12

c.   Balance of accounts with related parties

The following table presents significant transactions with related parties:

	2023		2024
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	22,173	7.74	27,840	9.30
Other current financial assets (Note 5)	800	0.28	921	0.31
Trade receivables (Note 6)	2,357	0.82	3,005	1.00
Contract assets
Majority stockholder
Ministry of Finance	36	0.01	16	0.01
Entities under common control
Government agencies	293	0.10	327	0.11
Others (each below Rp100 billion)	288	0.10	257	0.09
Sub-total	581	0.20	584	0.20
Associated companies	1	0.00	1	0.00
Other related entities	1	0.00	3	0.00
Total	619	0.21	604	0.21
Other current assets
Entities under common control
MoCI	5,971	2.08	6,028	2.01
Others	35	0.01	133	0.04
Sub-total	6,006	2.09	6,161	2.05
Associated companies	2	0.00	2	0.00
Other related entities	16	0.01	6	0.00
Total	6,024	2.10	6,169	2.05
Other non-current assets
Entities under common control
MoCI	1,987	0.69	1,594	0.53
Others	6	0.00	13	0.00
Total	1,993	0.69	1,607	0.53

	2023		2024
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	17	0.01	17	0.01
Entities under common control
MoCI	2,400	1.84	2,631	1.92
Indosat	129	0.10	212	0.15
BNI	120	0.09	170	0.12
Others (each below Rp100 billion)	200	0.15	151	0.11
Sub-total	2,849	2.18	3,164	2.30
Associated companies	40	0.03	20	0.01
Other related entities	84	0.06	60	0.04
Total	2,990	2.28	3,261	2.36

Accrued expenses
Majority stockholder
Ministry of Finance	1	0.00	—	—
Entities under common control
PLN	100	0.08	167	0.12
State-owned banks	39	0.03	81	0.06
Others	37	0.03	42	0.03
Sub-total	176	0.14	290	0.21
Associated companies	—	—	1	0.00
Total	177	0.14	291	0.21

	2023		2024
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Ministry of Finance	18	0.01	90	0.07
Entities under common control
Government agencies	498	0.38	672	0.49
MoCI	137	0.11	259	0.19
BRI	82	0.06	155	0.11
Others (each below Rp100 billion)	231	0.18	320	0.23
Sub-total	948	0.73	1,406	1.02
Associated companies	14	0.01	7	0.01
Other related entities
KCIC	1,133	0.87	1,113	0.81
Others	2	0.00	3	0.00
Sub-total	1,135	0.87	1,116	0.81
Total	2,115	1.62	2,619	1.91

Short-term bank loans (Note 19)	4,916	3.77	5,554	4.05
Two-step loans (Note 20a)	84	0.06	—	—
Long-term bank loans (Note 20c)	11,099	8.51	15,943	11.62
Other borrowings (Note 20d)	362	0.28	—	—

Schedule of remuneration of the Board of Commissioners and key management personnel

	2022		2023		2024
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	401	0.39	475	0.46	504	0.47
Board of Commissioners	164	0.16	179	0.17	176	0.16